Commitments and Contingencies - Schedule of Maturities of Operating Lease Liabilities (Details)	Dec. 31, 2024 USD ($)
Schedule of Maturities of Operating Lease Liabilities [Abstract]
2025	$ 312,605
2026	200,969
2027	990
Total lease payments	514,564
Less interest	(152,423)
Present value of lease liabilities	$ 362,141